GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 497,453	$ 511,333
Additions	9,926	1,197
Measurement period adjustments		(773)
Foreign currency and other	5,933	(14,304)
Goodwill at end of period	513,312	497,453
Fresh Fruit
Goodwill [Roll Forward]
Goodwill at beginning of period	273,275	274,048
Additions	0	0
Goodwill, Purchase Accounting Adjustments		(773)
Foreign currency and other	0	0
Goodwill at end of period	273,275	273,275
Diversified Fresh Produce – EMEA
Goodwill [Roll Forward]
Goodwill at beginning of period	135,625	140,626
Additions	9,926	1,197
Measurement period adjustments		0
Foreign currency and other	5,725	(6,198)
Goodwill at end of period	151,276	135,625
Diversified Fresh Produce – Americas & ROW
Goodwill [Roll Forward]
Goodwill at beginning of period	88,553	96,659
Additions	0	0
Measurement period adjustments		0
Foreign currency and other	208	(8,106)
Goodwill at end of period	$ 88,761	$ 88,553